Submission	Apr. 03, 2026
Submission [Line Items]
Central Index Key	0001648087
Registrant Name	AMERICAN REBEL HOLDINGS INC
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES